MFG-Q1

Quarterly Report
May 31, 2026
MFS®  Government
Securities Fund

Portfolio of Investments
5/31/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 102.9%
Asset-Backed & Securitized – 8.0%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.988%, 11/15/2054 (i)	$21,350,058	$680,896
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.24% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,977,559	1,977,345
Affirm, Inc., 2026-X1, “A”, 4.27%, 4/15/2031 (n)	2,908,000	2,908,699
AmeriCredit Automobile Receivables Trust, 2026-1, “A”, 4.16%, 7/12/2029 (n)	7,014,738	7,014,393
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.288% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	7,155,500	7,142,155
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	285,699	286,899
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.305% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	5,500,000	5,501,380
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.191%, 7/15/2054 (i)	18,917,853	846,120
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.54%, 2/15/2054 (i)	13,026,809	738,117
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.48%, 12/15/2055 (i)	22,324,300	700,548
BDS 2024-FL13 Ltd., “A”, FLR, 5.189% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	1,476,347	1,477,101
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.254%, 2/15/2054 (i)	42,396,459	1,779,524
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.078%, 3/15/2054 (i)	24,537,983	882,324
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.843%, 6/15/2054 (i)	35,818,352	1,061,423
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.231%, 7/15/2054 (i)	32,534,167	1,387,602
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.216%, 8/15/2054 (i)	38,091,062	1,721,964
Benchmark 2021-B29 Mortgage Trust, “XA”, 0.988%, 9/15/2054 (i)	43,532,577	1,386,430
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	857,634	867,020
BX Trust, 2026-CLS, “A”, 5.027%, 5/15/2043 (n)	3,995,000	4,003,735
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.291% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	7,779,500	7,769,327
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 4.743% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	865,177	865,654
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.814%, 12/15/2072 (i)(n)	20,707,780	526,932
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.279%, 2/15/2054 (i)	32,267,715	1,490,129
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.704%, 4/15/2054 (i)	17,897,506	461,765
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.022%, 6/15/2064 (i)	12,685,038	482,853
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	1,395,974	1,396,641
EQT Trust, 2024-EXTR, “B”, 5.654%, 7/05/2041 (n)	1,503,054	1,517,828
Exeter Automobile Receivables Trust, 2026-2A, “A2”, 4.31%, 11/15/2028	6,353,000	6,357,618
GLS Auto Select Receivables Trust, 2026-2A, “A2”, 4.04%, 11/15/2028 (n)	3,256,000	3,254,593
JP Morgan Mortgage Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	1,562,276	1,547,077
KREF 2018-FT1 Ltd., “AS”, FLR, 5.042% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	457,237	457,098
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 5.391% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	10,000,000	10,006,990
MF1 2021-FL7 Ltd., “A”, FLR, 4.82% ((SOFR - 1mo. + 0.11448%) + 1.08%), 10/16/2036 (n)	1,590,754	1,590,620
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.798%, 12/15/2051 (i)	21,119,069	354,274
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.178%, 5/15/2054 (i)	14,598,967	644,397
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)	18,376,169	637,105
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.054%, 10/15/2054 (i)	77,340,805	2,724,755
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	1,748,748	1,731,643
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	1,258,207	1,257,060
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	2,192,162	2,198,799
Morgan Stanley Residential Mortgage Loan Trust, 2026-INV1, “A9”, FLR, 4.762% (SOFR - 1mo. + 1.15%), 2/25/2061 (n)	2,583,330	2,552,888
MTN Commercial Mortgage Trust, 2026-LPFX, 5.153%, 5/15/2043 (n)	641,696	641,934
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	4,879,405	4,827,594
New Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 4.833%, 2/25/2066 (n)	9,828,493	9,737,588
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	360,611	361,601
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	1,744,872	1,751,344
Palmer Square Loan Funding 2024-3A Ltd., “A2R”, FLR, 4.8% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	1,530,612	1,530,115
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 5.073% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	8,550,000	8,548,316
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	1,302,000	1,309,477
PFS Financing Corp., 2025-A, “A”, FLR, 4.293% (SOFR - 1mo. + 0.65%), 1/15/2029 (n)	4,611,000	4,615,357
PMT Loan Trust, 2025-INV10, “A36”, FLR, 4.962% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	2,075,137	2,076,740
PMT Loan Trust, 2026-CNF1, “A26”, FLR, 4.812% (SOFR - 1mo. + 1.2%), 1/25/2057 (n)	1,799,071	1,795,289
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.762% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	9,813,628	9,833,477
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	2,035,935	2,034,766
RCKT Trust, 2025-1A, “A”, 4.9%, 7/25/2034 (n)	512,679	513,605
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	3,323,000	3,321,094

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.225% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	$6,434,263	$6,434,900
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	743,552	744,505
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.927%, 1/15/2052 (i)(n)	11,810,565	216,169
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.49%, 8/15/2054 (i)	19,323,819	1,104,026
		$153,587,618
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,018,000	$1,918,406
Mortgage-Backed – 63.6%
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	$6,665,831	$6,265,313
Fannie Mae, 3.5%, 1/25/2030 - 12/01/2047	18,262,593	17,064,680
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	3,550,871	3,306,228
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	635,951	41,703
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	342,406	356,687
Fannie Mae, 6%, 1/01/2033 - 12/01/2037	1,005,859	1,037,526
Fannie Mae, 3%, 2/25/2033 - 1/25/2052 (i)	1,198,585	119,514
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	4,793,245	4,893,820
Fannie Mae, 5%, 11/01/2033 - 3/25/2042	6,097,358	6,150,258
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	12,751,563	12,632,909
Fannie Mae, 4.177%, 4/25/2034 - 11/25/2046	5,178,411	5,129,079
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	25,297,618	24,406,053
Fannie Mae, 1%, 3/25/2041	1,260,913	1,110,467
Fannie Mae, 4.077%, 3/25/2041	244,460	243,613
Fannie Mae, 2.25%, 4/25/2041	1,018,675	981,571
Fannie Mae, 4.227%, 7/25/2041	216,758	215,263
Fannie Mae, 1.75%, 9/25/2041	723,133	700,236
Fannie Mae, 2.75%, 9/25/2042	725,387	701,358
Fannie Mae, 0.000%, 10/25/2043	1,911,434	1,431,814
Fannie Mae, 2%, 8/25/2044 - 4/25/2046	1,639,003	1,527,091
Fannie Mae, 4.027%, 12/25/2045	486,698	480,345
Fannie Mae, 2.273%, 9/25/2046 (i)	1,512,417	147,192
Fannie Mae, 2%, 9/25/2050 (i)	3,254,395	427,210
Fannie Mae, 4%, 9/25/2050 (i)	2,639,898	505,489
Fannie Mae, 2.5%, 2/25/2051 (i)	1,784,143	246,714
Fannie Mae, 5.062%, 11/25/2053 - 11/25/2054	7,692,215	7,789,975
Fannie Mae, 5.512%, 11/25/2053	2,590,535	2,668,352
Fannie Mae, 5.612%, 11/25/2053	7,499,385	7,743,512
Fannie Mae, 4.512%, 12/25/2053	1,462,593	1,471,452
Fannie Mae, 6.612%, 7/25/2054	2,548,433	2,642,200
Fannie Mae, 4.762%, 10/25/2054	2,734,977	2,749,206
Fannie Mae, 4.562%, 11/25/2054	5,580,179	5,605,254
Fannie Mae, 4.962%, 11/25/2054	9,131,242	9,219,320
Fannie Mae, 4.612%, 12/25/2054	7,849,143	7,906,601
Fannie Mae, 5.012%, 12/25/2054	6,090,352	6,158,102
Fannie Mae, 5.112%, 12/25/2054	9,137,381	9,247,244
Fannie Mae, 4.912%, 1/25/2055	7,573,678	7,638,741
Fannie Mae, 6.052%, 3/25/2055	3,567,096	3,580,226
Fannie Mae, UMBS, 2.5%, 5/01/2036 - 8/01/2052	86,004,110	73,315,389
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 5/01/2055	25,414,989	25,588,889
Fannie Mae, UMBS, 4.5%, 2/01/2041 - 10/01/2055	6,208,448	6,061,188
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 3/01/2051	1,306,905	1,032,712
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	43,725,277	35,591,375
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 2/01/2052	1,647,362	1,517,409
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	14,453,874	12,777,141
Fannie Mae, UMBS, 4%, 8/01/2051 - 2/01/2053	4,908,982	4,652,894
Fannie Mae, UMBS, 5%, 9/01/2052 - 6/01/2056	7,728,981	7,609,218
Fannie Mae, UMBS, 6%, 2/01/2053 - 12/01/2054	12,671,830	12,992,412
Freddie Mac, 2.57%, 7/25/2026	19,446,587	19,379,566

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.12%, 9/25/2026	$10,875,726	$10,826,194
Freddie Mac, 2.525%, 10/25/2026	10,679,353	10,622,298
Freddie Mac, 3.413%, 12/25/2026	16,429,203	16,345,279
Freddie Mac, 1.373%, 3/25/2027 (i)	5,583,000	49,903
Freddie Mac, 3.243%, 4/25/2027	10,090,226	10,008,990
Freddie Mac, 3.117%, 6/25/2027	20,333,810	20,132,100
Freddie Mac, 0.559%, 7/25/2027 (i)	98,090,842	457,908
Freddie Mac, 0.401%, 8/25/2027 (i)	75,703,157	326,334
Freddie Mac, 1.47%, 9/25/2027	4,600,000	4,447,371
Freddie Mac, 3.286%, 11/25/2027	6,876,682	6,784,944
Freddie Mac, 0.355%, 12/25/2027 (i)	1,295,192	6,684
Freddie Mac, 1.603%, 12/25/2027	8,199,693	7,895,774
Freddie Mac, 0.294%, 1/25/2028 (i)	134,862,400	580,718
Freddie Mac, 0.3%, 1/25/2028 (i)	56,495,986	246,520
Freddie Mac, 0.114%, 2/25/2028 (i)	157,287,057	352,134
Freddie Mac, 0.102%, 4/25/2028 (i)	105,411,275	252,987
Freddie Mac, 3.9%, 4/25/2028	1,867,674	1,855,219
Freddie Mac, 0.424%, 10/25/2028 (i)	39,420,879	382,268
Freddie Mac, 0.415%, 5/25/2029 (i)	56,014,587	654,771
Freddie Mac, 0.816%, 7/25/2029 (i)	31,354,116	750,175
Freddie Mac, 1.08%, 7/25/2029 (i)	18,572,289	548,117
Freddie Mac, 1.133%, 8/25/2029 (i)	32,692,296	1,045,898
Freddie Mac, 0.57%, 1/25/2030 (i)	19,111,703	364,300
Freddie Mac, 1.313%, 1/25/2030 (i)	26,051,209	1,080,995
Freddie Mac, 1.582%, 1/25/2030 (i)	19,061,018	941,862
Freddie Mac, 1.797%, 4/25/2030 (i)	14,430,646	908,421
Freddie Mac, 1.839%, 4/25/2030 (i)	20,077,463	1,284,217
Freddie Mac, 0.412%, 5/25/2030 (i)	25,620,819	389,606
Freddie Mac, 1.666%, 5/25/2030 (i)	12,033,779	734,929
Freddie Mac, 1.798%, 5/25/2030 (i)	26,880,424	1,730,298
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	2,070,563	2,126,540
Freddie Mac, 1.107%, 6/25/2030 (i)	19,705,936	750,108
Freddie Mac, 1.34%, 6/25/2030 (i)	11,124,134	539,365
Freddie Mac, 1.367%, 6/25/2030 (i)	28,999,694	1,318,141
Freddie Mac, 1.597%, 8/25/2030 (i)	10,235,210	608,100
Freddie Mac, 1.168%, 9/25/2030 (i)	6,568,138	295,206
Freddie Mac, 1.079%, 11/25/2030 (i)	13,158,725	569,336
Freddie Mac, 0.316%, 1/25/2031 (i)	49,437,128	556,964
Freddie Mac, 0.536%, 1/25/2031 - 9/25/2031 (i)	120,996,513	2,898,066
Freddie Mac, 0.779%, 1/25/2031 (i)	19,512,958	653,606
Freddie Mac, 0.935%, 1/25/2031 (i)	14,681,587	559,749
Freddie Mac, 0.356%, 2/25/2031 (i)	18,431,877	343,583
Freddie Mac, 0.507%, 3/25/2031 (i)	39,782,799	789,195
Freddie Mac, 0.731%, 3/25/2031 (i)	17,260,719	557,715
Freddie Mac, 1.213%, 5/25/2031 (i)	7,120,528	375,347
Freddie Mac, 0.937%, 7/25/2031 (i)	11,674,001	510,002
Freddie Mac, 1.215%, 7/25/2031 (i)	22,560,568	1,256,132
Freddie Mac, 0.505%, 8/25/2031 (i)	14,782,948	330,494
Freddie Mac, 0.854%, 9/25/2031 (i)	48,419,608	1,917,257
Freddie Mac, 0.349%, 11/25/2031 (i)	73,361,326	1,253,980
Freddie Mac, 0.496%, 12/25/2031 (i)	73,957,916	1,736,414
Freddie Mac, 0.567%, 12/25/2031 (i)	12,187,459	319,589
Freddie Mac, 0.765%, 2/25/2032 (i)	49,680,895	1,930,177
Freddie Mac, 0.32%, 6/25/2032 (i)	116,203,070	2,110,283
Freddie Mac, 4.207%, 11/15/2032	32,337	32,287
Freddie Mac, 0.154%, 11/25/2032 (i)	74,026,378	863,318
Freddie Mac, 0.266%, 5/25/2033 (i)	64,115,960	1,246,568
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	20,629,322	19,559,963
Freddie Mac, 0.129%, 8/25/2033 (i)	78,666,400	893,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 0.177%, 10/25/2033 (i)	$75,772,703	$1,153,397
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	5,691,495	5,743,935
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	2,010,144	2,082,449
Freddie Mac, 0.905%, 9/25/2034 (i)	9,883,118	647,098
Freddie Mac, 0.056%, 1/25/2035 (i)	119,066,272	1,023,851
Freddie Mac, 0.246%, 1/25/2035 (i)	47,468,092	1,025,382
Freddie Mac, 0.045%, 12/25/2035 (i)	114,495,340	997,003
Freddie Mac, 5.5%, 2/15/2036 (i)	215,023	32,373
Freddie Mac, 6.5%, 5/01/2037	72,953	76,317
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	2,789,819	2,701,034
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	12,054,527	11,007,658
Freddie Mac, 4.5%, 7/01/2039 - 5/01/2042	1,956,717	1,940,127
Freddie Mac, 4.5%, 12/15/2040 (i)	28,720	2,630
Freddie Mac, 1.75%, 8/15/2041	548,406	523,224
Freddie Mac, 4.157%, 11/15/2043 - 8/15/2046	1,460,549	1,445,565
Freddie Mac, 2.5%, 11/25/2050 - 3/25/2051 (i)	10,837,086	1,752,645
Freddie Mac, 3%, 10/25/2052 (i)	1,838,023	294,588
Freddie Mac, 4.812%, 9/25/2053	8,772,622	8,876,143
Freddie Mac, 5.062%, 10/25/2053	6,868,306	7,017,768
Freddie Mac, 5.842%, 12/25/2053	3,129,210	3,139,655
Freddie Mac, 4.712%, 1/25/2054 - 9/25/2054	8,727,524	8,803,608
Freddie Mac, 4.912%, 1/25/2054 - 12/25/2054	9,339,263	9,442,174
Freddie Mac, 5.112%, 12/25/2054	10,974,813	11,110,720
Freddie Mac, 6.062%, 1/25/2055	2,047,825	2,067,172
Freddie Mac, 7.562%, 9/25/2055	806,734	838,498
Freddie Mac, 2.343%, 8/15/2057 (i)	2,834,809	345,890
Freddie Mac, 0.225%, 3/25/2061 (i)	64,696,386	735,274
Freddie Mac, 3.25%, 11/25/2061	3,922,478	3,624,295
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	22,034,591	18,634,711
Freddie Mac, UMBS, 4.5%, 2/01/2041 - 8/01/2055	33,898,239	33,516,113
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	16,300,537	13,415,915
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	2,211,768	2,042,570
Freddie Mac, UMBS, 3%, 2/01/2050 - 8/01/2052	26,661,363	23,386,424
Freddie Mac, UMBS, 1.5%, 10/01/2051 - 11/01/2051	487,370	372,460
Freddie Mac, UMBS, 4%, 5/01/2052	3,583,039	3,384,969
Freddie Mac, UMBS, 5%, 11/01/2052 - 6/01/2056	30,514,165	30,065,194
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 7/01/2055	14,891,150	15,001,937
Freddie Mac, UMBS, 6%, 2/01/2053 - 2/01/2055	9,570,407	9,822,847
Freddie Mac, UMBS, 6.5%, 4/01/2054 - 11/01/2054	3,470,187	3,629,988
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	4,613,859	575,152
Ginnie Mae, 5.5%, 3/15/2033 - 10/20/2053	2,220,810	2,251,954
Ginnie Mae, 4.5%, 7/20/2033 - 10/20/2052	22,907,318	22,280,843
Ginnie Mae, 5.649%, 8/20/2034	530,810	537,940
Ginnie Mae, 4%, 5/16/2039 - 9/20/2055	11,270,839	10,560,183
Ginnie Mae, 5%, 8/20/2039 - 4/20/2053	5,045,646	5,039,406
Ginnie Mae, 4%, 12/20/2039 - 9/20/2047 (i)	1,430,162	220,343
Ginnie Mae, 1.683%, 5/20/2041 (i)	2,436,783	192,187
Ginnie Mae, 3.817%, 9/20/2041	5,996,908	5,831,434
Ginnie Mae, 2.41%, 11/16/2041 (i)	1,569,525	51,815
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	5,548,342	5,194,416
Ginnie Mae, 2.5%, 6/20/2042 - 1/20/2066	20,661,795	17,723,080
Ginnie Mae, 3%, 2/20/2043 - 10/20/2052	24,722,466	22,078,832
Ginnie Mae, 2.433%, 4/20/2047 (i)	435,272	47,300
Ginnie Mae, 2%, 11/20/2050 (i)	173,261	18,939
Ginnie Mae, 2.5%, 2/20/2051 (i)	2,128,073	286,987
Ginnie Mae, 2%, 1/20/2052 - 11/20/2052	32,276,782	26,487,825
Ginnie Mae, 4.625%, 8/20/2053 - 12/20/2064	21,937,717	22,032,439
Ginnie Mae, 4.875%, 8/20/2053 - 4/20/2055	11,988,048	12,082,838
Ginnie Mae, 4.975%, 9/20/2053 - 10/20/2053	18,085,960	18,331,000

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 5.025%, 9/20/2053	$9,610,173	$9,763,073
Ginnie Mae, 4.925%, 10/20/2053	9,093,368	9,216,292
Ginnie Mae, 4.275%, 11/20/2053 - 8/20/2074	15,068,459	15,075,885
Ginnie Mae, 4.725%, 11/20/2053 - 2/20/2054	24,298,718	24,530,622
Ginnie Mae, 4.825%, 12/20/2053 - 2/20/2066	38,428,390	38,738,263
Ginnie Mae, 4.675%, 2/20/2054 - 10/20/2054	11,768,701	11,841,013
Ginnie Mae, 4.575%, 3/20/2054	8,206,623	8,246,158
Ginnie Mae, 7.575%, 5/20/2055	1,906,971	1,952,818
Ginnie Mae, 6.137%, 6/20/2055	3,596,233	3,613,293
Ginnie Mae, 6.212%, 6/20/2055	1,750,090	1,680,998
Ginnie Mae, 1.725%, 7/20/2055 (i)	3,499,606	167,470
Ginnie Mae, 6%, 11/20/2055	2,353,099	2,413,105
Ginnie Mae, 4.355%, 2/20/2056	6,639,457	6,636,988
Ginnie Mae, 4.175%, 12/20/2060	6,179	6,164
Ginnie Mae, 4.255%, 3/20/2061 - 10/20/2064	161,263	161,047
Ginnie Mae, 2.09%, 12/20/2062 (i)	3,151,493	141,281
Ginnie Mae, 4.225%, 4/20/2063 - 11/20/2067	1,076,927	1,074,964
Ginnie Mae, 4.775%, 3/20/2064	877,325	885,386
Ginnie Mae, 4.455%, 7/20/2064	471,697	472,877
Ginnie Mae, 4.375%, 3/20/2065	26,646	26,684
Ginnie Mae, 4.425%, 8/20/2065 - 2/20/2066	21,796,326	21,727,595
Ginnie Mae, 4.475%, 9/20/2065	9,304,335	9,316,451
Ginnie Mae, 2.266%, 3/20/2066 (i)	1,029,783	35,210
Ginnie Mae, 4.525%, 10/20/2066	622,265	624,618
Ginnie Mae, 4.545%, 10/20/2066	1,493,742	1,500,396
Ginnie Mae, 4.541%, 1/20/2067	1,487,099	1,494,561
Ginnie Mae, 4.391%, 2/20/2067	1,153,538	1,157,020
Ginnie Mae, 4.505%, 3/20/2067	2,668,688	2,677,982
Ginnie Mae, 4.075%, 5/20/2067	7,868,668	7,866,628
Ginnie Mae, 5.281%, 7/20/2067	3,210,179	3,236,116
Ginnie Mae, 4.125%, 8/20/2067	10,116,790	10,119,345
Ginnie Mae, 4.298%, 4/20/2068	5,486,507	5,493,632
Ginnie Mae, 4.025%, 12/20/2071	1,920,221	1,917,475
Ginnie Mae, 4.55%, 12/20/2071	578,647	575,738
Ginnie Mae, 3.625%, 11/20/2074	2,179,351	2,161,633
Ginnie Mae, TBA, 5%, 6/22/2056	7,275,000	7,183,470
UMBS, TBA, 2%, 6/11/2056	44,775,000	35,805,975
UMBS, TBA, 5.5%, 6/11/2056	8,525,000	8,562,625
UMBS, TBA, 6%, 6/11/2056	32,200,000	32,878,459
UMBS, TBA, 1.5%, 6/25/2056	5,050,000	3,851,410
UMBS, TBA, 2.5%, 6/25/2056	7,650,000	6,400,007
		$1,228,748,259
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 2.21%, 2/01/2033	$366,780	$343,712
Small Business Administration, 2.22%, 3/01/2033	624,944	583,038
Small Business Administration, 3.15%, 7/01/2033	576,917	553,145
Small Business Administration, 3.16%, 8/01/2033	231,375	220,980
Small Business Administration, 3.62%, 9/01/2033	194,114	188,586
		$1,889,461
U.S. Treasury Obligations – 31.1%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$2,309,000	$2,375,203
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,056,733
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	7,752,200
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	21,005,307
U.S. Treasury Bonds, 4.75%, 11/15/2043	11,168,000	10,936,788
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	68,186,217
U.S. Treasury Bonds, 4.75%, 2/15/2045	36,531,000	35,570,634

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 5%, 5/15/2045	$4,336,000	$4,353,446
U.S. Treasury Bonds, 4.625%, 5/15/2054	11,176,000	10,536,873
U.S. Treasury Bonds, 4.625%, 2/15/2055	11,722,000	11,053,480
U.S. Treasury Bonds, 4.75%, 8/15/2055	6,088,000	5,861,840
U.S. Treasury Bonds, 5%, 5/15/2056	12,550,400	12,587,659
U.S. Treasury Notes, 3.375%, 11/30/2027	21,069,000	20,887,115
U.S. Treasury Notes, 3.375%, 12/31/2027	7,056,000	6,989,850
U.S. Treasury Notes, 2.75%, 2/15/2028	54,157,000	53,046,359
U.S. Treasury Notes, 3.625%, 3/31/2028 (f)	65,576,000	65,140,535
U.S. Treasury Notes, 1%, 7/31/2028	32,248,000	30,247,616
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	18,612,908
U.S. Treasury Notes, 3.625%, 8/31/2029	27,900,000	27,518,555
U.S. Treasury Notes, 4.375%, 12/31/2029	7,900,000	7,974,371
U.S. Treasury Notes, 3.5%, 4/30/2030 (f)	18,675,000	18,266,484
U.S. Treasury Notes, 4.125%, 8/31/2030	37,647,000	37,642,588
U.S. Treasury Notes, 1.625%, 5/15/2031 (f)	41,833,000	37,139,860
U.S. Treasury Notes, 1.375%, 11/15/2031 (f)	11,425,300	9,869,049
U.S. Treasury Notes, 4.25%, 8/15/2035	31,630,000	31,240,803
U.S. Treasury Notes, TIPS, 1.25%, 4/15/2031	45,332,645	44,597,596
		$601,450,069
Total Bonds		$1,987,593,813
Mutual Funds (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 3.69% (v)	41,525,461	$41,529,614

Other Assets, Less Liabilities – (5.0)%		(97,513,694)
Net Assets – 100.0%		$1,931,609,733

(f)	All or a portion of the security has been segregated as collateral for open futures contracts, cleared swap agreements, and mortgage-backed securities/ TBAs.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $41,529,614 and
$1,987,593,813, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $124,824,654, representing 6.5% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CPI-U	Consumer Price Index - Urban Consumers
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
UMBS	Uniform Mortgage-Backed Security

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 5/31/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	1,760	$193,297,500	September – 2026	$1,192,229
U.S. Treasury Note 2 yr	Long	USD	2,500	516,406,250	September – 2026	1,002,041
U.S. Treasury Note 5 yr	Long	USD	2,964	317,773,220	September – 2026	1,522,078
U.S. Treasury Ultra Bond 30 yr	Long	USD	41	4,690,656	September – 2026	66,260
U.S. Treasury Ultra Note 10 yr	Long	USD	484	54,245,813	September – 2026	421,443
						$4,204,051

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/03/27	USD	100,992,000	centrally cleared	1-day SOFR / Annually	3.389% / Annually	$844,527	$—	$844,527
11/05/27	USD	100,309,000	centrally cleared	1-day SOFR / Annually	3.387% / Annually	853,069	—	853,069
11/26/27	USD	100,742,000	centrally cleared	1-day SOFR / Annually	3.2845% / Annually	1,034,620	—	1,034,620
5/01/28	USD	194,750,000	centrally cleared	1-day SOFR / Annually	3.7185% / Annually	695,212	—	695,212
1/09/29	USD	100,500,000	centrally cleared	1-day SOFR / Annually	3.35% / Annually	1,353,960	—	1,353,960
4/30/29	USD	97,620,000	centrally cleared	1-day SOFR / Annually	3.637% / Annually	573,895	—	573,895
1/14/31	USD	60,400,000	centrally cleared	1-day SOFR / Annually	3.5105% / Annually	924,326	—	924,326
						$6,279,609	$—	$6,279,609
Liability Derivatives
Inflation Swaps
5/21/46	USD	14,845,000	centrally cleared	CPI-U / At Maturity	2.5185% / At Maturity	$(102,720)	$—	$(102,720)
5/20/56	USD	19,130,000	centrally cleared	CPI-U / At Maturity	2.463% / At Maturity	(134,545)	—	(134,545)
						$(237,265)	$—	$(237,265)
At May 31, 2026, the fund had liquid securities collateral with an aggregate value of $25,657,755 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/26 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of May 31, 2026 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$603,339,530	$—	$603,339,530
U.S. Corporate Bonds	—	1,918,406	—	1,918,406
Residential Mortgage-Backed Securities	—	1,271,198,630	—	1,271,198,630
Commercial Mortgage-Backed Securities	—	43,776,074	—	43,776,074
Asset-Backed Securities (including CDOs)	—	67,361,173	—	67,361,173
Investment Companies	41,529,614	—	—	41,529,614
Total	$41,529,614	$1,987,593,813	$—	$2,029,123,427
Other Financial Instruments
Futures Contracts – Assets	$4,204,051	$—	$—	$4,204,051
Swap Agreements – Assets	—	6,279,609	—	6,279,609
Swap Agreements – Liabilities	—	(237,265)	—	(237,265)
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the period ended May 31, 2026:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$66,351,406	$363,490,374	$388,322,215	$11,169	$(1,120)	$41,529,614

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$647,773	$—